STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options
Outstanding, beginning of year (in shares) | shares	6,494,001	4,726,634
Granted (in shares) | shares	4,234,288	1,848,655
Exercised (in shares) | shares	(301,467)	(10,988)
Forfeited (in shares) | shares	(566,614)	(70,300)
Outstanding, end of year (in shares) | shares	9,860,208	6,494,001
Exercisable, end of year (in shares) | shares	3,440,894	2,373,717
Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 61.62	$ 62.10
Granted (in dollars per share) | $ / shares	65.73	60.61
Exercised (in dollars per share) | $ / shares	50.87	58.45
Forfeited (in dollars per share) | $ / shares	64.04	67.58
Outstanding, end of year (in dollars per share) | $ / shares	63.58	61.62
Exercisable, end of year (in dollars per share) | $ / shares	$ 61.84	$ 59.68